Schedule of Net Periodic Benefit Cost for Postretirement Health Care and Life Insurance Plan (Detail) - Other Benefits - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017
Net Period Benefit Cost Assumptions [Line Items]
Service cost	$ 15			$ 29	$ 30
Interest cost	29			75	58
Amortization of prior service cost	(75)				(150)
Amortization of net (loss) gain	11				22
Net periodic pension cost	$ (20)			$ 104	$ (40)
Predecessor
Net Period Benefit Cost Assumptions [Line Items]
Service cost		$ 17	$ 23			$ 38	$ 81
Interest cost		48	64			99	201
Amortization of prior service cost		(695)	(927)			(1,783)	(4,346)
Amortization of net (loss) gain		(252)	(335)			(535)	(1,138)
Net periodic pension cost		$ (882)	$ (1,175)			$ (2,181)	$ (5,202)